February 28, 2025
2025 Quarterly Report (Unaudited)

BlackRock Multi-State Municipal Series Trust
• BlackRock Pennsylvania Municipal Bond Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
February 28, 2025
BlackRock Pennsylvania Municipal Bond Fund
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds
California(a)(b) — 0.4%
Transportation — 0.4%
California Infrastructure & Economic Development Bank, RB, Series A-4, AMT, 8.00%, 01/01/50	$315	$ 327,523
California Infrastructure & Economic Development Bank, Refunding RB, Series A, AMT, Sustainability Bonds, 01/01/65(c)	980	993,475
Total Municipal Bonds in California		1,320,998
Pennsylvania — 92.9%
Corporate — 1.2%
Montgomery County Industrial Development Authority, Refunding RB, Series A, 4.10%, 04/01/53(a)	1,240	1,270,456
Pennsylvania Economic Development Financing Authority, Refunding RB
Series B, 5.25%, 12/01/38(a)	430	434,684
Series C, 5.25%, 12/01/37(a)	755	763,221
AMT, 5.50%, 11/01/44	1,355	1,355,229
		3,823,590
County/City/Special District/School District — 15.9%
Allentown Neighborhood Improvement Zone Development Authority, RB(b)
5.00%, 05/01/32	1,405	1,419,596
5.00%, 05/01/42	2,415	2,471,690
Altoona Area School District, GOL, Series A, (AGM SAW), 5.00%, 12/01/36	2,895	2,925,370
Bethlehem Area School District, GOL, Series A, (BAM SAW), 5.00%, 08/01/35	1,790	1,798,511
Bristol Township School District, GOL, (BAM SAW), 5.00%, 06/01/42	2,550	2,614,822
Chester County Industrial Development Authority, SAB(b)
4.25%, 03/01/35	1,160	1,105,807
5.00%, 03/01/38	358	358,039
5.13%, 03/01/48	749	725,760
4.75%, 03/01/50	2,695	2,482,928
City of Philadelphia Pennsylvania, GO, Series B, 5.00%, 02/01/39	1,540	1,635,750
City of Philadelphia Pennsylvania, Refunding GO, Series A, 5.00%, 08/01/37	2,140	2,213,125
City of Pittsburgh Pennsylvania, GO
5.00%, 09/01/41	750	802,363
5.00%, 09/01/42	700	745,571
Coatesville School District, GOL, CAB(d)
Series A, (BAM SAW), 0.00%, 10/01/34	290	194,073
Series A, (BAM SAW), 0.00%, 10/01/35	2,565	1,648,305
Series A, (BAM SAW), 0.00%, 10/01/37	2,505	1,434,726
Coatesville School District, Refunding GOL, CAB(d)
Series B, (BAM SAW), 0.00%, 10/01/33	500	350,401
Series B, (BAM SAW), 0.00%, 10/01/34	980	655,833
Series C, (BAM SAW), 0.00%, 10/01/33	640	449,290
County of Lancaster Pennsylvania, Refunding GO
4.00%, 11/01/36	540	542,640
4.00%, 11/01/37	565	566,688
Cumberland Valley School District, GOL, Series A, (BAM SAW), 12/01/53(c)	1,700	1,766,106
Fox Chapel Area School District, GOL, (SAW), 5.00%, 02/01/42	1,500	1,540,773
Pennsylvania Economic Development Financing Authority, RB
AMT, 5.00%, 06/30/32	1,375	1,455,511
AMT, 5.50%, 06/30/43	2,500	2,685,469
Security	Par (000)	Value
County/City/Special District/School District (continued)
Pennsylvania Economic Development Financing Authority, RB (continued)
AMT, 6.00%, 06/30/61	$1,945	$ 2,118,170
Redevelopment Authority of The County of Washington, Refunding TA, 5.00%, 07/01/28	460	465,632
School District of Philadelphia, GOL
Series A, (SAW), 5.50%, 09/01/48	4,000	4,437,390
Series D, (AGM SAW), 3.00%, 09/01/44	4,640	3,670,045
School District of Philadelphia, Refunding GOL, Series F, (SAW), 5.00%, 09/01/37	1,815	1,855,627
State Public School Building Authority, Refunding RB, Series A, (AGM SAW), 5.00%, 06/01/33	5,000	5,165,027
		52,301,038
Education — 15.5%
Allegheny County Higher Education Building Authority, Refunding RB, 3.32%, 02/01/33(a)	3,235	3,209,615
Berks County Municipal Authority, Refunding RB
5.00%, 10/01/39	890	854,066
5.00%, 10/01/49	795	714,889
Chester County Industrial Development Authority, RB, Sustainability Bonds, 4.00%, 12/01/51	4,000	3,687,810
East Hempfield Township Industrial Development Authority, RB, 5.00%, 07/01/25(e)	1,810	1,823,135
Latrobe Industrial Development Authority, Refunding RB, 4.00%, 03/01/46	515	446,438
Montgomery County Industrial Development Authority, Refunding RB, 5.25%, 11/01/54	1,735	1,736,846
Northampton County General Purpose Authority, Refunding RB, 4.00%, 11/01/38	2,000	2,013,522
Pennsylvania Higher Education Assistance Agency, RB
Series A, 2.63%, 06/01/42	1,530	1,392,857
Sub-Series 1C, AMT, 5.00%, 06/01/51	4,370	4,432,065
Series B, AMT, Subordinate, 3.00%, 06/01/47	1,700	1,231,056
Series B, AMT, Subordinate, 3.13%, 06/01/48	650	477,014
Series B, AMT, Subordinate, 5.00%, 06/01/50	755	765,686
Pennsylvania Higher Educational Facilities Authority, RB, Series AT-1, 4.00%, 06/15/26(e)	75	76,254
Pennsylvania Higher Educational Facilities Authority, Refunding RB
4.00%, 05/01/36	500	501,398
5.00%, 05/01/41	810	820,244
Series A, 5.00%, 11/01/25	200	202,183
Series A, 5.00%, 11/01/26	100	102,561
Series A, 5.00%, 11/01/27	150	155,517
Series A, 5.00%, 11/01/29	1,150	1,209,246
Series A, 5.00%, 11/01/31	205	217,045
Series A, (AGM), 4.00%, 05/01/50	5,000	4,605,163
Pennsylvania State University, RB, Series A, 5.00%, 09/01/43	3,935	4,133,359
Philadelphia Authority for Industrial Development, RB
4.00%, 06/15/29	410	400,197
5.00%, 06/15/39	590	584,685
4.00%, 12/01/48	8,090	7,559,971
5.00%, 06/15/50	800	758,842
5.25%, 11/01/52	2,145	2,277,172
Philadelphia Authority for Industrial Development, Refunding RB
5.00%, 06/15/40(b)	600	603,932
Series 2015, 5.00%, 04/01/45	3,330	3,331,575
Series A, 5.25%, 06/15/52	625	625,838
		50,950,181

Schedule of Investments (unaudited)(continued)
February 28, 2025
BlackRock Pennsylvania Municipal Bond Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health — 20.4%
Allegheny County Hospital Development Authority, RB, Series D2, 2.56%, 11/15/47(a)	$2,865	$ 2,843,850
Allegheny County Hospital Development Authority, Refunding RB, Series A, 4.00%, 04/01/37	4,300	4,316,048
Bucks County Industrial Development Authority, RB, 4.00%, 07/01/46	2,500	2,231,062
Chester County Health and Education Facilities Authority, RB, Series A, 4.00%, 09/01/50	1,500	1,359,976
Chester County Health and Education Facilities Authority, Refunding RB, Series A, 5.25%, 12/01/45	1,500	1,222,955
Cumberland County Municipal Authority, Refunding RB
4.00%, 01/01/36	645	629,323
4.13%, 01/01/38	260	251,987
5.00%, 01/01/38	1,480	1,479,977
Doylestown Hospital Authority, RB
4.00%, 07/01/29(e)	125	131,771
4.00%, 07/01/45	1,125	972,457
DuBois Hospital Authority, Refunding RB, (BAM-TCRS), 4.00%, 07/15/48	3,440	3,245,616
Geisinger Authority, Refunding RB, Series A-1, 5.00%, 02/15/45	5,950	6,023,201
Lancaster Industrial Development Authority, RB
4.00%, 12/01/44	985	913,677
5.00%, 12/01/49	730	733,171
Lancaster Municipal Authority, Refunding RB
Series A, 5.00%, 05/01/44	690	721,116
Series A, 5.00%, 05/01/49	515	525,881
Series A, 5.00%, 12/01/55	700	718,489
Montgomery County Higher Education and Health Authority, Refunding RB
4.00%, 09/01/49	1,170	1,056,481
Class B, 4.00%, 05/01/52	1,965	1,796,869
Series A, 5.00%, 09/01/37	1,365	1,414,861
Montgomery County Industrial Development Authority, Refunding RB
5.25%, 01/01/40	5,000	4,983,926
5.00%, 12/01/46	850	842,743
Moon Industrial Development Authority, Refunding RB, 6.00%, 07/01/45	2,250	1,822,638
Mount Lebanon Hospital Authority, RB, 4.00%, 07/01/48	2,910	2,673,024
Northampton County General Purpose Authority, Refunding RB
5.00%, 08/15/46	1,350	1,355,915
Series A1, (AGM), 4.00%, 08/15/43	2,915	2,880,803
Pennsylvania Economic Development Financing Authority, RB
Series A-2, 4.00%, 05/15/53	1,480	1,326,787
Series B, 4.00%, 03/15/40	2,000	1,952,230
Pennsylvania Economic Development Financing Authority, Refunding RB, Series A, 4.00%, 02/15/52	860	774,481
Pennsylvania Higher Educational Facilities Authority, RB, 3.00%, 08/15/47	3,565	2,864,087
Pennsylvania Higher Educational Facilities Authority, Refunding RB, Series B2, 5.00%, 11/01/54	2,500	2,597,326
Philadelphia Authority for Industrial Development, RB, Series A, 4.00%, 07/01/49	3,120	2,995,517
Security	Par (000)	Value
Health (continued)
Pottsville Hospital Authority, Refunding RB, Series B, 5.00%, 01/01/27(e)	$5,000	$ 5,204,065
St. Mary Hospital Authority, Refunding RB, 5.00%, 12/01/48	2,035	2,081,442
		66,943,752
Housing — 8.9%
Pennsylvania Housing Finance Agency, RB, S/F Housing
Series 137, Sustainability Bonds, 2.60%, 04/01/46	3,000	2,131,012
Series 143A, Sustainability Bonds, 5.38%, 10/01/46	2,350	2,463,952
Series 145A, Sustainability Bonds, 4.60%, 10/01/44	2,880	2,920,236
Series 145A, Sustainability Bonds, 6.00%, 10/01/54	2,880	3,142,737
Series 146A, Sustainability Bonds, 4.13%, 10/01/39	1,525	1,516,980
Series 146A, Sustainability Bonds, 4.50%, 10/01/44	2,000	2,005,434
Pennsylvania Housing Finance Agency, Refunding RB, S/F Housing
Series 142-A, Sustainability Bonds, 5.00%, 10/01/43	1,500	1,569,735
Series 142-A, Sustainability Bonds, 5.00%, 10/01/50	2,970	3,042,140
Series 2022, Sustainability Bonds, 4.15%, 10/01/42	3,235	3,175,931
Philadelphia Authority for Industrial Development, RB, M/F Housing(f)(g)
Series A, 3.50%, 12/01/36	1,260	974,784
Series A, 4.00%, 12/01/46	5,740	4,440,659
Series A, 4.00%, 12/01/51	2,300	1,779,358
		29,162,958
State — 5.0%
Commonwealth of Pennsylvania, GO, 1st Series, Class B, 4.00%, 08/15/43	4,000	4,002,358
Pennsylvania Economic Development Financing Authority, RB
5.00%, 12/31/38	3,000	3,036,153
5.00%, 06/30/42	2,620	2,645,682
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue, Refunding RB
Series A, 3.00%, 12/01/51	1,500	1,143,253
Series A, 4.00%, 12/01/51	5,680	5,439,589
		16,267,035
Tobacco — 2.7%
Commonwealth Financing Authority, RB
5.00%, 06/01/35	2,205	2,312,955
(AGM), 4.00%, 06/01/39	6,700	6,705,092
		9,018,047
Transportation — 17.2%
Allegheny County Airport Authority, ARB, Series A, AMT, 5.00%, 01/01/51	2,000	2,031,125
City of Philadelphia Pennsylvania Airport Revenue, Refunding ARB
AMT, (AGM), 4.00%, 07/01/40	1,075	1,057,744
Series B, AMT, 5.00%, 07/01/35	1,300	1,327,732
Series B, AMT, 5.00%, 07/01/37	1,800	1,837,644
Series B, AMT, 5.00%, 07/01/47	4,000	4,032,803
Delaware River Joint Toll Bridge Commission, RB
5.00%, 07/01/42	1,545	1,589,989
5.00%, 07/01/47	2,500	2,536,231
Schedule of Investments

Schedule of Investments (unaudited)(continued)
February 28, 2025
BlackRock Pennsylvania Municipal Bond Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Transportation (continued)
Pennsylvania Economic Development Financing Authority, RB, AMT, 5.25%, 06/30/53	$5,355	$ 5,539,762
Pennsylvania Turnpike Commission, RB
Sub-Series B-1, 5.00%, 06/01/42	4,205	4,300,816
Sub-Series B-1, 5.25%, 06/01/47	1,000	1,020,216
1st Series, Subordinate, 5.00%, 12/01/40	2,965	3,278,295
Series A, Subordinate, 5.00%, 12/01/37	2,660	2,874,127
Series A, Subordinate, 3.00%, 12/01/42	3,100	2,671,647
Series A, Subordinate, 4.00%, 12/01/44	1,700	1,646,553
Series A, Subordinate, 4.00%, 12/01/50	2,500	2,300,060
Pennsylvania Turnpike Commission, RB, CAB(d)
Series A-3, (BAM-TCRS), 0.00%, 12/01/41	1,820	905,583
Sub-Series A-3, 0.00%, 12/01/42	5,740	2,617,508
Pennsylvania Turnpike Commission, Refunding RB
Series B, 5.25%, 12/01/52	1,225	1,313,149
Series C, 4.00%, 12/01/51	5,000	4,710,525
Series 2017-3, Subordinate, 5.00%, 12/01/40	450	466,351
Southeastern Pennsylvania Transportation Authority, RB
5.25%, 06/01/47	3,695	3,999,070
5.25%, 06/01/52	2,000	2,136,839
Susquehanna Area Regional Airport Authority, Refunding RB, AMT, 5.00%, 01/01/38	2,200	2,231,114
		56,424,883
Utilities — 6.1%
Allegheny County Sanitary Authority, Refunding RB, 4.00%, 12/01/49	640	607,340
Bucks County Water and Sewer Authority, RB, Series A, (AGM), 5.25%, 12/01/47	870	946,650
City of Philadelphia Pennsylvania Water & Wastewater Revenue, RB
Series A, 5.00%, 10/01/43	3,460	3,577,300
Series A, 5.25%, 10/01/52	1,190	1,216,669
Series C, 5.50%, 06/01/52	3,100	3,377,216
Series C, (AGC), 5.25%, 09/01/54	2,500	2,711,776
City of Philadelphia Pennsylvania Water & Wastewater Revenue, Refunding RB, Series B, (AGM), 4.50%, 09/01/48	1,760	1,801,525
Philadelphia Gas Works Co., Refunding RB, Series A, 5.25%, 08/01/49	1,430	1,557,044
Pittsburgh Water & Sewer Authority, RB, Series A, 1st Lien, (AGC), 5.00%, 09/01/55	1,230	1,319,170
Westmoreland County Municipal Authority, RB, (AGC), 08/15/49(c)	1,500	1,579,154
Williamsport Sanitary Authority, Refunding RB, (BAM), 4.00%, 01/01/40	1,420	1,411,535
		20,105,379
Total Municipal Bonds in Pennsylvania		304,996,863
Puerto Rico — 1.6%
State — 1.6%
Commonwealth of Puerto Rico, GO, Series A-1, Restructured, 5.75%, 07/01/31	1,643	1,809,148
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 5.00%, 07/01/58	500	501,175
Series A-2, Restructured, 4.78%, 07/01/58	2,660	2,620,865
Security	Par (000)	Value
State (continued)
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB(d)
Series A-1, Restructured, 0.00%, 07/01/46	$500	$ 166,618
Series B-1, Restructured, 0.00%, 07/01/46	925	309,091
Total Municipal Bonds in Puerto Rico		5,406,897
Wisconsin — 0.7%
Transportation — 0.7%
Public Finance Authority, RB
Series A, AMT, Senior Lien, 5.50%, 07/01/44	1,050	1,112,227
Series A, AMT, Senior Lien, 5.75%, 07/01/49	1,000	1,068,362
Total Municipal Bonds in Wisconsin		2,180,589
Total Municipal Bonds — 95.6% (Cost: $315,696,760)		313,905,347
Municipal Bonds Transferred to Tender Option Bond Trusts(h)
Pennsylvania — 3.7%
Housing — 0.5%
Pennsylvania Housing Finance Agency, RB, S/F Housing, Sustainability Bonds, Series 147 A, 4.70%, 10/01/49(i)	1,840	1,843,002
Utilities — 3.2%
City of Philadelphia Pennsylvania Water & Wastewater Revenue, Refunding RB, Series B, 5.50%, 09/01/53	3,522	3,870,570
Philadelphia Gas Works Co., Refunding RB, 5.25%, 08/01/54(i)	6,102	6,546,225
		10,416,795
Total Municipal Bonds in Pennsylvania		12,259,797
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 3.7% (Cost: $12,161,079)		12,259,797
Total Long-Term Investments — 99.3% (Cost: $327,857,839)		326,165,144

	Shares
Short-Term Securities
	Money Market Funds — 3.1%
BlackRock Liquidity Funds, MuniCash, Institutional Shares, 1.75%(j)(k)	10,107,803	10,108,814
	Total Short-Term Securities — 3.1% (Cost: $10,108,784)	10,108,814
	Total Investments — 102.4% (Cost: $337,966,623)	336,273,958
	Liabilities in Excess of Other Assets — (0.3)%	(1,222,514)
	Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (2.1)%	(6,784,196)
	Net Assets — 100.0%	$ 328,267,248

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	When-issued security.

Schedule of Investments (unaudited)(continued)
February 28, 2025
BlackRock Pennsylvania Municipal Bond Fund

(d)	Zero-coupon bond.
(e)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(f)	Issuer filed for bankruptcy and/or is in default.
(g)	Non-income producing security.
(h)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(i)
All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreement, which expires on August 1, 2032 to October 1, 2042, is $5,196,234.

(j)	Affiliate of the Fund.
(k)	Annualized 7-day yield as of period end.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended February 28, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 05/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/25	Shares Held at 02/28/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Shares	$ 7,065,326	$ 3,043,458 (a)	$ —	$ 52	$ (22)	$ 10,108,814	10,107,803	$ 201,394	$ —

(a)	Represents net amount purchased (sold).
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$ —	$ 313,905,347	$ —	$ 313,905,347
Municipal Bonds Transferred to Tender Option Bond Trusts	—	12,259,797	—	12,259,797
Short-Term Securities
Money Market Funds	10,108,814	—	—	10,108,814
	$10,108,814	$326,165,144	$—	$336,273,958
The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, TOB Trust Certificates of $6,748,847 are categorized as Level 2 within the fair value hierarchy.
Schedule of Investments

Schedule of Investments (unaudited)(continued)
February 28, 2025
BlackRock Pennsylvania Municipal Bond Fund

Portfolio Abbreviation
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax
ARB	Airport Revenue Bonds
BAM	Build America Mutual Assurance Co.
BAM-TCRS	Build America Mutual Assurance Co. - Transferable Custodial Receipts
CAB	Capital Appreciation Bonds
GO	General Obligation Bonds
GOL	General Obligation Ltd.
M/F	Multi-Family
RB	Revenue Bond
S/F	Single-Family
SAB	Special Assessment Bonds
SAW	State Aid Withholding
TA	Tax Allocation